Related party disclosures	6 Months Ended
Jun. 30, 2025
Disclosure of transactions between related parties [abstract]
Related party disclosures	12. Related party disclosures
The Group’s related party transactions and relationships for 2024 were disclosed on pages 341 and 342 of the Annual Report and
Accounts and Form 20-F for the year ended 31 December 2024.
In the six months ended 30 June 2025, apart from the partial sale of the Group's investment in ITC, the demerger of ITC's hotel business (refer to page 27) and the investment in and collaboration with Organigram, there were no material changes in related parties or related party transactions to be reported.
In the six months ended 30 June 2024, apart from the partial sale of the Group's investment in ITC and the investment in and collaboration with Organigram, there were no material changes in related parties or related party transactions to be reported.